RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
RESEARCH AND DEVELOPMENT EXPENSES
Schedule of research and development expenses

	2024	2023	2022
Personnel expenses	(2,143)	(2,261)	(1,888)
Depreciation/amortization	(1,871)	(877)	(910)
Legal and consulting fees	(323)	(587)	(614)
R&D related external administration	(658)	(906)	(856)
Other research and development expenses	1,021	(517)	(549)
Total research and development expenses	(3,974)	(5,148)	(4,818)